Entity Level Disclosures - Schedule of Revenue by Major Customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Customer A [Member]
Revenue by Major Customers [Line Items]
Revenue by major customers	$ 4,336	$ 14,471	$ 16,919
Customer B [Member]
Revenue by Major Customers [Line Items]
Revenue by major customers	$ 5,473	$ 11,334	$ 16,468